Summary of Movement in Temporary Differences of Deferred Tax Liabilities (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	$ 174,618
Ending Balance	118,911	$ 174,618
Property, Plant and Equipment and Intangibles [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	629,967	637,106
Recognized in net loss	(149,489)	5,960
Effect of foreign currency exchange differences	(25,865)	(13,099)
Ending Balance	454,613	629,967
Partnership Deferrals [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(16,447)	12,604
Recognized in net loss	16,112	(29,051)
Ending Balance	(335)	(16,447)
Other Deferred Income Tax Liabilities [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	6,159	4,668
Recognized in net loss	545	1,483
Effect of foreign currency exchange differences	5	8
Ending Balance	6,709	6,159
Losses [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(418,253)	(335,966)
Recognized in net loss	24,124	(88,119)
Recognized in other comprehensive loss		(2,933)
Effect of foreign currency exchange differences	25,996	8,765
Ending Balance	(368,133)	(418,253)
Debt Issue Costs [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	4,215	5,802
Recognized in net loss	(863)	(1,587)
Ending Balance	3,352	4,215
Long-Term Incentive Plan [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(18,270)	(12,477)
Recognized in net loss	9,651	(5,979)
Effect of foreign currency exchange differences	684	186
Ending Balance	(7,935)	(18,270)
Other Deferred Income Tax Assets [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	(12,753)	(8,271)
Recognized in net loss	1,230	(4,543)
Effect of foreign currency exchange differences	341	61
Ending Balance	(11,182)	(12,753)
Net Deferred Income Tax Liability [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning Balance	174,618	303,466
Recognized in net loss	(98,690)	(121,836)
Recognized in other comprehensive loss		(2,933)
Effect of foreign currency exchange differences	1,161	(4,079)
Ending Balance	$ 77,089	$ 174,618